Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows From Operating Activities
Net loss	$ (6,860,958)	$ (2,594,593)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	228,405	174,501
Stock-based compensation	388,814	208,364
Amortization of debt discount	347,106
Noncash impact of lease accounting	88,212	79,961
Other income – PPP Loan		(1,578,500)
Changes in operating assets and liabilities:
Accounts receivable	(811,016)	54,908
Inventories	(2,380,429)
Contract assets	(60,585)	(226,414)
Other assets	(1,360,086)	180,346
Accounts payable and accrued liabilities	1,039,296	315,312
Contract liabilities	(373,791)	(285,156)
Operating lease liabilites	(155,382)	(140,786)
Net cash from operating activities	(9,910,414)	(3,812,057)
Cash Flows From Investing Activities
Additions to property and equipment	(3,080,199)	(3,008)
Net cash from investing activities	(3,080,199)	(3,008)
Cash Flows From Financing Activities
Proceeds from PPP Loan		1,578,500
Proceeds from notes payable		5,000,000
Payments of note payable		(239,244)
Net cash from financing activities		6,339,256
Net change in cash and cash equivalents	(12,990,613)	2,524,191
Cash and cash equivalents, beginning of period	20,952,867	3,298,180
Cash and cash equivalents, end of period	7,962,254	5,822,371
Supplemental disclosure of cash flow information
Cash paid for interest	761,189	49,133
Cash paid for taxes
Supplemental non-cash investing actives
Additions of property and equipment included in accounts payable	$ 1,949,142